united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2015

Altegris/AACA Real Estate Long Short Fund

A Series of Northern Lights Fund Trust

Semi - Annual Report

Class A (RAAAX)
Class I (RAAIX)
Class N (RAANX)

ADVISED BY

SUB-ADVISED BY

American Assets Capital Advisers, LLC
11455 El Camino Real
Suite 140
San Diego, CA 92130

888.524.9441

www.altegris.com/mutualfunds

Altegris/AACA Real Estate Long Short Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the periods ending June 30, 2015, compared to its benchmark:

		Annualized		Annualized
		Fund Inception			Since Inception
	Six Months	January 9, 2014	One Year	Three Year	February 1, 2011
Altegris/AACA Real Estate Long Short Fund - Class A	(0.35)%	17.42%	8.93%	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class A with load **	(6.08)%	12.79%	2.67%	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class I ***	(0.19)%	17.68%	9.16%	13.13%	12.92%
Altegris/AACA Real Estate Long Short Fund - Class N	(0.41)%	17.37%	8.79%	N/A	N/A
S&P 500 Total Return Index ****	1.23%	10.40%	7.42%	17.31%	13.30%
Dow Jones US Real Estate Total Return Index *****	(5.19)%	12.87%	3.62%	8.28%	9.38%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated April 30, 2015, are 3.17%, 2.99% and 3.17% for Class A, Class I and Class N shares, respectively. Class A share are subject to a maximum sales charge of 5.75% imposed on purchases. Load-waived purchases of Class A shares of $1 million or more are subject to a contingent deferred sales charge of 1.00% if redeemed within 18 months of purchase. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior three year and since inception performance track record that follows the Fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P. which was managed by American Assets Investment Management LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Sectors	% of Net Assets
Diversified	17.5%
Warehouse	13.7%
Debt Fund	13.3%
Loding	10.9%
Mortgage	10.4%
Storage	9.2%
Office Property	9.1%
Engineering & Construction	8.4%
Agriculture	7.2%
Manufactured Homes	7.2%
Liabilities Less Other Assets	(6.9)%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	INVESTMENTS - 118.9%
	COMMON STOCK - 116.6%
	AGRICULTURE - 7.2%
886,451	Cadiz, Inc. * +	$7,703,259

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
98,000	NorthStar Asset Management Group, Inc. +	1,812,020

	ENGINEERING & CONSTRUCTION - 8.4%
10,351,000	Louis XII Holdings Ltd. *	3,952,088
43,518	SBA Communications Corp. * +	5,003,264
		8,955,352
	ENTERTAINMENT - 5.0%
49,000	Vail Resorts, Inc. +	5,350,800

	LODGING - 10.9%
130,000	Diamond Resorts International, Inc. *	4,101,500
124,000	Hilton Worldwide Holdings, Inc. * +	3,416,200
50	Las Vegas Sands Corp. +	2,629
224,446	MGM Resorts International * +	4,096,140
		11,616,469
	REITS-DIVERSIFIED - 17.5%
62,000	American Tower Corp. +	5,783,980
19,100	Equinox, Inc. +	4,851,400
530,000	New Residential Investment Corp. +	8,077,200
		18,712,580
	REITS-HEALTH CARE - 1.9%
83,664	Healthcare Trust of America, Inc. +	2,003,753

	REITS-HOTELS - 6.5%
37,000	LaSalle Hotel Properties +	1,312,020
463,000	Strategic Hotels & Resorts, Inc. * +	5,611,560
		6,923,580
	REITS-MANUFACTURED HOMES - 7.2%
70,700	Equity Lifestyle Properties, Inc.	3,717,406
64,000	Sun Communities, Inc.	3,957,120
		7,674,526
	REITS-MORTGAGE - 10.4%
1,430,000	Newcastle Investment Corp. +	6,320,600
300,000	NorthStar Realty Finance Corp. +	4,770,000
		11,090,600
	REITS-OFFICE PROPERTY - 9.1%
57,500	Alexandria Real Estate Equities, Inc. +	5,028,950
1,800	Boston Properties, Inc.	217,872
158,000	Hudson Pacific Properties, Inc. +	4,482,460
		9,729,282
	REITS-REGIONAL MALLS - 1.0%
15,800	Taubman Centers, Inc. +	1,098,100

	REITS-SHOPPING CENTERS - 3.3%
27,500	Federal Realty Investment Trust +	3,522,475

	REITS-STORAGE - 9.1%
202,000	CubeSmart +	4,678,320
78,000	Extra Space Storage, Inc.	5,087,160
		9,765,480

See accompanying notes to financial statements.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Shares				Value
	REITS-WAREHOUSE - 13.7%
256,000	CyrusOne, Inc.			$7,539,200
194,000	QTS Realty Trust, Inc. +			7,071,300
				14,610,500
	RETAIL - 3.7%
40,000	Restoration Hardware Holdings, Inc. * +			3,905,200

	TOTAL COMMON STOCK (Cost - $120,883,031)			124,473,976

		Dividend
		Rate (%)	Maturity
	PREFERRED STOCK - 2.3%
	REITS-DIVERSIFIED - 0.7%
22,447	EPR Properties	9.000	Perpetual	729,528

	REITS-MORTGAGE - 1.6%
47,523	RAIT Financial Trust +	7.750	Perpetual	1,064,515
29,350	RAIT Financial Trust +	8.375	Perpetual	673,876
				1,738,391

	TOTAL PREFERRED STOCK (Cost - $2,535,744)			2,467,919

	TOTAL INVESTMENTS - 118.9% (Cost - $123,418,775) (a)			$126,941,895
	LIABILITIES LESS OTHER ASSETS - (18.9)%			(20,158,381)
	NET ASSETS - 100.0%			$106,783,514

	SECURITIES SOLD SHORT - (23.9)%
	COMMON STOCK - (10.6)%
	REITS-APARTMENTS - (2.2)%
(44,190)	Post Properties, Inc.			$(2,402,610)

	REITS-DIVERSIFIED - (5.0)%
(242,500)	Cousins Properties, Inc.			(2,517,150)
(392,852)	Investors Real Estate Trust			(2,804,963)
				(5,322,113)
	REITS -OFFICE PROPERTY - (3.4)%
(195,504)	Mack-Cali Realty Corp.			(3,603,139)

	TOTAL COMMON STOCK (Proceeds - $11,840,685)			(11,327,862)

	EXCHANGE TRADED FUNDS - (13.3)%
	DEBT FUNDS - (13.3)%
(110,900)	iShares 20+ Year Treasury Bond ETF			(13,026,314)
(10,100)	iShares iBoxx $ Investment Grade Corporate Bond ETF			(1,168,772)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $14,340,090)			(14,195,086)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $26,180,775) (a)			$(25,522,948)

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

Perpetual - Securities that do not have a predetermined maturity date.

*	Non-income producing security.

+	All or part of the security was held as collateral as of June 30, 2015.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $97,712,392 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,647,049
Unrealized Depreciation:	(3,940,494)
Net Unrealized Appreciation:	$3,706,555

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

ASSETS
Investment securities:
At cost	$123,418,775
At value	$126,941,895
Cash	4,598,124
Cash denominated in foreign currency (cost $256,152)	256,142
Dividends and interest receivable	694,913
Receivable for Fund shares sold	90,832
Prepaid expenses and other assets	7,107
TOTAL ASSETS	132,589,013

LIABILITIES
Securities sold short, at value (proceeds $26,180,775)	25,522,948
Investment advisory fees payable	113,686
Payable for Fund shares repurchased	97,390
Distribution (12b-1) fees payable	2,958
Accrued expenses and other liabilities	68,517
TOTAL LIABILITIES	25,805,499
NET ASSETS	$106,783,514

Composition of Net Assets:
Paid in capital	100,357,994
Undistributed net investment income	425,507
Accumulated net realized gain from investments	1,819,076
Net unrealized appreciation of investments	4,180,937
NET ASSETS	$106,783,514

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,536,115
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	374,040
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$12.13
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$12.87

Class I Shares:
Net Assets	$94,156,661
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,758,536
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$12.14

Class N Shares:
Net Assets	$8,090,738
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	667,307
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$12.12

(a)	For certain purchases of $1 million or more, a contingent deferred sales charge may apply to redemptions made within eighteen months of purchase in the amount of the commissions paid on the shares redeemed.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Dividends	$2,348,502

EXPENSES
Advisor fees	646,596
Short sale dividend	593,179
Interest expense	154,891
Registration fees	59,383
Professional fees	31,297
Transfer agent fees	25,277
Administrative services fees	23,123
Distribution (12b-1) fees:
Class A	4,838
Class N	9,656
Printing and postage expenses	12,149
Non 12b-1 shareholder servicing fees	9,050
Accounting services fees	6,938
Trustees fees and expenses	6,885
Custodian fees	6,033
Compliance officer fees	4,328
Insurance expense	1,478
Other expenses	3,471
TOTAL EXPENSES	1,598,572
Less: Fees waived by the Advisor	(63,639)
NET EXPENSES	1,534,933

NET INVESTMENT INCOME	813,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,834,651
Securities sold short	3,838
Options written	314,847
Foreign currency exchange contracts	(13,234)
Foreign currency transactions	1,193
Net Realized Gain on Investments	2,141,295

Net change in unrealized appreciation (depreciation) on:
Investments	(6,749,539)
Securities sold short	2,250,339
Foreign currency translations	(10)
Net Change in Unrealized Appreciation (Depreciation)	(4,499,210)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,357,915)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,544,346)

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period Ended
	June 30, 2015	December 31, 2014 (a)
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$813,569	$467,156
Net realized gain on investments	2,141,295	1,436,621
Net change in unrealized appreciation (depreciation) on investments	(4,499,210)	8,680,147
Net increase (decrease) in net assets resulting from operations	(1,544,346)	10,583,924

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(12,928)	(6,163)
Class I	(438,186)	(324,100)
Class N	(27,237)	(4,723)
From net realized gains
Class A	—	(84,212)
Class I	—	(1,979,878)
Class N	—	(89,992)
Total distributions to shareholders	(478,351)	(2,489,068)

SHARES OF BENEFICIAL INTEREST
Proceeds from contribution in-kind:
Class I	—	12,688,140
Proceeds from shares sold:
Class A	3,737,001	3,900,151
Class I	40,307,459	50,946,898
Class N	6,881,904	2,988,182
Net asset value of shares issued in reinvestment of distributions:
Class A	9,767	66,760
Class I	310,535	2,150,929
Class N	25,443	91,723
Redemption fee proceeds:
Class A	21	12
Class I	537	373
Class N	48	11
Payments for shares redeemed:
Class A	(1,951,525)	(1,256,119)
Class I	(12,075,916)	(6,253,926)
Class N	(1,557,340)	(299,713)
Net increase from shares of beneficial interest transactions	35,687,934	65,023,421

NET INCREASE IN NET ASSETS	33,665,237	73,118,277

NET ASSETS
Beginning of Period	73,118,277	—
End of Period *	$106,783,514	$73,118,277
* Includes undistributed net investment income of:	$425,507	$90,289

SHARE ACTIVITY
Class A:
Shares Sold	529,105	334,269
Shares Reinvested	791	5,755
Shares Redeemed	(155,856)	(105,631)
Net increase in shares of beneficial interest outstanding	374,040	234,393

Class I:
Contribution in kind	—	1,279,271
Shares Sold	8,688,778	4,585,010
Shares Reinvested	24,930	185,748
Shares Redeemed	(955,172)	(539,505)
Net increase in shares of beneficial interest outstanding	7,758,536	5,510,524

Class N:
Shares Sold	787,663	256,793
Shares Reinvested	2,047	7,893
Shares Redeemed	(122,403)	(25,861)
Net increase in shares of beneficial interest outstanding	667,307	238,825

(a)	The Fund commenced operations on January 9, 2014.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

	Class A
	Six Months Ended	Period Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
Net asset value, beginning of period	$12.21	$10.00

Income from investment operations:
Net investment income (2)	0.09	0.15
Net realized and unrealized gain on investments	(0.13)	2.52
Total from investment operations	(0.04)	2.67

Less distributions from:
Net investment income	(0.04)	(0.07)
Net realized gains	—	(0.39)
Total distributions	(0.04)	(0.46)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$12.13	$12.21

Total return (3,4)	(0.35)%	27.09%

Net assets, at end of period (000s)	$4,536	$2,861

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (5,6,7)	3.43%	3.17%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (5,6,7)	1.93%	2.07%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.30%	2.90%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.80%	1.80%

Ratio of net investment income to average net assets (6,8)	1.45%	1.30%

Portfolio Turnover Rate (4)	34%	53%

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

	Class I
	Six Months Ended	Period Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
Net asset value, beginning of period	$12.22	$10.00

Income from investment operations:
Net investment income (2)	0.10	0.11
Net realized and unrealized gain on investments	(0.12)	2.59
Total from investment operations	(0.02)	2.70

Less distributions from:
Net investment income	(0.06)	(0.09)
Net realized gains	—	(0.39)
Total distributions	(0.06)	(0.48)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$12.14	$12.22

Total return (3,4)	(0.19)%	27.31%

Net assets, at end of period (000s)	$94,157	$67,341

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (5,6,7)	3.18%	2.99%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (5,6,7)	1.68%	1.89%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.05%	2.65%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.55%	1.55%

Ratio of net investment income to average net assets (6,8)	1.66%	1.00%

Portfolio Turnover Rate (4)	34%	53%

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

	Class N
	Period Ended	Period Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
Net asset value, beginning of period	$12.21	$10.00

Income from investment operations:
Net investment income (2)	0.09	0.18
Net realized and unrealized gain on investments	(0.14)	2.49
Total from investment operations	(0.05)	2.67

Less distributions from:
Net investment income	(0.04)	(0.07)
Net realized gains	—	(0.39)
Total distributions	(0.04)	(0.46)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$12.12	$12.21

Total return (3,4)	(0.41)%	27.09%

Net assets, at end of period (000s)	$8,091	$2,916

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (5,6,7)	3.43%	3.17%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (5,6,7)	1.93%	2.07%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.30%	2.90%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.80%	1.80%

Ratio of net investment income to average net assets (6,8)	1.45%	1.52%

Portfolio Turnover Rate (4)	34%	53%

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in net assets resulting from operations	$(1,544,346)
Adjustments to reconcile net Decrease in net assets resulting from operations to net cash used in operating activities:
Realized gains on investments, securities sold short, options and foreign currency exchange contracts	(2,153,336)
Net change in unrealized appreciation (depreciation)	4,499,210
Purchase of investments	(84,895,819)
Proceeds from sale of investments	41,923,146
Decrease in receivable for securities sold	405,664
Decrease in receivable for Fund shares sold	156,063
Increase in interest, dividend and distributions receivables	(104,278)
Decrease in prepaid and other assets	54,775
Increase in distributions (12b-1) fees	1,743
Decrease in payable for securities purchased	(1,695,755)
Increase in securities sold short	11,139,879
Increase in investment management fee payable	48,388
Increase in payable for common stock repurchased	45,467
Increase in accrued expenses and other liabilities	25,108
Net Cash Used in Operating Activities	(32,094,091)

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of common stock	35,687,934
Cash dividends and distributions paid to common stockholders	(132,606)
Net Cash Provided in Financing Activities	35,555,328

NET INCREASE IN CASH	3,461,237
CASH - BEGINNING OF PERIOD	1,393,029
CASH - END OF PERIOD	$4,854,266

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $345,745 pursuant to the Fund’s dividend reinvestment plan.

See accompanying notes to financial statements.

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2015

1.	ORGANIZATION

The Altegris/AACA Real Estate Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014. The Fund seeks to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies.

The Fund currently offers Class A, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) up to 1.00% on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engages a third party valuation firm to attend valuation meetings held by the Trust, reviews minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used. As of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$124,473,976	$—	$—	$124,473,976
Preferred Stock	2,467,919	—	—	2,467,919
Total Investments	$126,941,895	$—	$—	$126,941,895

Liabilities
Securities Sold Short
Common Stock *	$(11,327,862)	$—	$—	$(11,327,862)
Exchange Traded Funds	(14,195,086)	—	—	(14,195,086)
Total Liabilities	$(25,522,948)	$—	$—	$(25,522,948)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended June 30, 2015.

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014 or expect to be taken in 2015 tax year. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $84,895,819 and $41,701,117, respectively. Closing purchases and proceeds from securities sold short amounted $9,584,234 and $20,724,114, respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended June 30, 2015, the Fund had gains of $314,847 which are included in the net realized gain from Options written in the Statement of Operations.

The number of option contracts written and the premiums received by the Fund for the six months ended June 30, 2015, were as follows:

	Call Options		Put Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of Period	—	$—	—	$—
Option written	6,800	291,024	1,793	143,153
Option closed	(5,500)	(250,716)	(540)	(96,081)
Option exercised	—	—	(654)	(24,243)
Option expiration	(1,300)	(40,308)	(599)	(22,829)
Options outstanding, end of period	—	$—	—	$—

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months ended June 30, 2015, the Fund had gains of $0 which are included in the net realized gain from Options purchased in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

contract. For the six months ended June 30, 2015, the Fund had a net loss of $13,234 which are included in the net realized loss from Foreign currency exchange contracts in the Statement of Operations.

The derivative instruments outstanding as of June 30, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity/Currency Contracts	Net realized gain (loss) from options written
Net realized gain (loss) from foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the
		Foreign Exchange	Period Ended
Derivative Investment Type	Equity Risk	Risk	June 30, 2015
Options written	$314,847	$—	$314,847
Forward currency exchange contracts	—	(13,234)	(13,234)
	$314,847	$(13,234)	$301,613

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment Advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as a Sub-Advisor (the “Sub-Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.30%. Pursuant to the sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of its managed allocated portion. The Sub-Advisor is paid by the Advisor not the Fund. Pursuant to the advisory agreement, the Fund accrued $646,596 in advisory fee for the six months ended June 30, 2015, of which $63,639 was waived.

The Advisor has agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement does not include (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.80%, 1.55% and 1.80% through April 30, 2016 of the daily average net

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

assets attributable to each of the Class A, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2015, expenses of $63,639 were waived by the Advisor. As of June 30, 2015, the following amount was subject to recapture:

	Subject to recapture Prior to:

	December 31, 2018	December 31, 2017
Expense amounts subject to recapture	$63,639	$154,841

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2015, pursuant to the Plans, Class A and Class N shares incurred $4,838 and $9,656, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. During the six months ended June 30, 2015, the Distributor received $13,753 in underwriting commissions for sales of Class A shares of which $1,996 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Funds (“Family”) comprised of: the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris Equity Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the family.

In addition, certain affiliates of Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Altegris/AACA Real Estate Long Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2015

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2015, Class A, Class I and Class N shares, assessed redemption fees in the amounts of $21, $537 and $48, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2014 was as follows:

Fiscal Year Ended
December 31, 2014
Ordinary Income	$2,340,611
Long-Term Capital Gain	148,457
$2,489,068

As of December 31, 2014, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$381,423	$—	$—	$(704,334)	$(274,793)	$9,045,921	$8,448,217

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, and built-in basis adjustment from the hedge fund holdings conversion to the Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of $274,793.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), built-in gains/(losses) and equalization debits, the reclass of ordinary income distributions, and adjustments for the capitalization of in lieu of dividend payments, resulted in reclassification for the year ended December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(353,361)	$(41,881)	$395,242

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Altegris/AACA Real Estate Long Short Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2015

As a shareholder of the Altegris/AACA Real Estate Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris/AACA Real Estate Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning January 1, 2015 and ending June 30, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris/AACA Real Estate Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2015	6/30/2015	1/1/15-6/30/15
Class A	3.30%	$1,000.00	$996.50	$16.34
Class I	3.05%	$1,000.00	$998.10	$15.11
Class N	3.30%	$1,000.00	$995.90	$16.33

Table 2
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2015	6/30/2015	1/1/15-6/30/15
Class A	3.30%	$1,000.00	$1,008.43	$16.43
Class I	3.05%	$1,000.00	$1,009.67	$15.20
Class N	3.30%	$1,000.00	$1,008.43	$16.43

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Altegris/AACA Real Estate Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2015

Altegris/AACA Real Estate Long Short Fund (Sub-Advisor – American Assets Capital Advisers, LLC)*

In connection with the regular meetings held on August 12-13, 2014 the Board of Trustees the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris Advisors, LLC (“the Advisor”) and American Assets Capital Advisers, LLC (“AACA”), with respect to the Altegris/AACA Real Estate Long Short Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board reviewed the background information on the key investment personnel responsible for servicing the Fund and acknowledged their satisfaction with the investment team’s collective 65 years plus of investment advisory experience with buy-side, sell-side, legal, accounting, and architectural aspects of real estate. The Trustees noted that all key investment personnel and services performed by the current sub-adviser will move to AACA, and therefore, the level of sub-advisory services provided will not be compromised. In addition, they considered that AACA’s two principals have participated in many large scale real estate transactions, including multiple IPO’s, have spoken at multiple real estate industry events worldwide and have published widely distributed research reports. They acknowledged that the sub-adviser will provide portfolio management to the Fund by employing its long/short real estate strategy based on research received from databases of real estate operating companies and a large network of various real estate relationships. Understanding that not all strategy risk can be eliminated, the Board acknowledged favorably that the sub-adviser attempts to mitigate risks by applying hedging strategies, use of market timing, strategic asset allocation and sector rotation. The Trustees considered that the sub-adviser provides compliance monitoring to the Fund’s investment limitations by maintaining models and spreadsheets for review by its CCO and legal team. They noted favorably that the sub-adviser reported no material compliance or litigation actions that would hinder the sub-adviser from operating and performing its responsibilities.

The Board acknowledged that the sub-adviser and its investment team have product experience, longevity, multiple resources, and a respected reputation, and concluded that with the adviser’s oversight the sub-adviser will provide a high quality of service to the Fund and its shareholders.

Performance. The Trustees considered that the sub-adviser’s portfolio management team has proven its ability to manage the Fund since the Fund’s inception and as manager to the predecessor fund. The Trustees noted that over the last 1, 2, and 3 year periods, the Fund has outperformed the Dow Jones US Real Estate Total Return Index. They further noted that the Fund was structured as a limited partnership prior to January 8, 2014, and the partnership provided investors with strong returns. They considered favorably that the Fund has also shown the ability to outperform its Morningstar category over the past three years. The Trustees considered that although the Fund’s standard deviation is higher than the category average, the higher return has more than made up for the volatility. The Trustees concluded that AACA has the ability to provide reasonable returns to shareholders.

Fees & Expenses. The Trustees reviewed the sub-advisory fee to be charged in connection with AACA’s services to the Fund. They noted the proposed fee is less than the fee charged by AACA to its separate account clients and equal to the fee charged by the predecessor sub-advisory firm. The Trustees discussed the split of the advisory fee between Altegris and AACA and agreed that it was reasonable given

Altegris/AACA Real Estate Long Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2015

the allocation of duties between the firms. After further discussion, the Trustees concluded that the fee was reasonable.

Economies of Scale. The Trustees considered whether it is likely that the sub-adviser has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted that the sub-adviser estimated realizing a profit in connection with its relationship with the Fund, but agreed that such profit was not excessive. The Trustees further noted that the estimated profit was in line with the projected profit for the predecessor firm. After further discussion, the Trustees concluded the sub-adviser’s estimated profitability was reasonable

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of Altegris Real Estate.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 8/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 8/28/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 8/28/2015